Employee benefits (Details 13) - Industrias Quimicas Falcon de Mexico Pension plan [Member] ₨ in Millions	Mar. 31, 2022 INR (₨)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation at present value without effect of salary growth	₨ 185
Add: Effect of salary growth	86
Defined benefit obligation with projected salary growth	271
50 basis points increase | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	260
50 basis points increase | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	284
50 basis points decrease | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	283
50 basis points decrease | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	₨ 271